Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic loss per share is calculated by dividing the loss attributable to the company’s owners
	Year ended December 31,
	2021	2020	2019
Net loss attributable to Company’s owners	$(61,798)	$(43,815)	(22,563)

The weighted average of the number of ordinary shares (in thousands)	48,216	35,654	25,181
Basic and diluted loss per share	$(1.28)	$(1.23)	(0.90)